Segment Reporting (Details) - Schedule of operating segments - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenue from Online Education Service
Revenue from B2B2C Service	$ 7,601,430	$ 4,685,132	$ 3,540,536
Revenue from B2C Service	657,019	685,568	645,060
Revenue from Technological Development and Operation Service	257,112	266,670	1,172,427
Total	$ 8,515,561	$ 5,637,370	$ 5,358,023